Commitments and Contingencies (Details Textual)	1 Months Ended		12 Months Ended			1 Months Ended			1 Months Ended				12 Months Ended
	Jul. 25, 2013 USD ($)	Apr. 20, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 30, 2013 USD ($)	Mar. 31, 2014 Subsequent Event [Member] EUR (€)	Feb. 19, 2014 Subsequent Event [Member] EUR (€)	Dec. 31, 2013 Bellco [Member]	Sep. 30, 2013 Medica S.p.A [Member]	May 23, 2013 Medica S.p.A [Member] EUR (€)	Feb. 04, 2013 Medica S.p.A [Member] EUR (€)	Apr. 23, 2012 Medica S.p.A [Member] EUR (€)	Dec. 31, 2013 Medica S.p.A [Member] USD ($)	Dec. 31, 2013 Medica S.p.A [Member] EUR (€)	Dec. 31, 2012 Medica S.p.A [Member] EUR (€)
Commitments And Contingencies [Line Items]
Number of units under first tier royalty receivable								125,000
First tier royalty per unit								1.75
Second tier royalty per unit								1.25
License agreement product purchases in year one														€ 300,000
License agreement product purchases in year two														500,000
License agreement product purchases in year three														750,000
License agreement first installment payment												500,000
License agreement second installment payment											600,000
License agreement final installment payment										400,000
License agreement options to purchase shares													300,000	300,000
Purchase commitment															532,000
Fair value of stock options granted to Medica			0	273,000									273,000
Other assets, net of accumulated amortization			1,894,000	2,109,000
Accumulated amortization			356,000
Amortization of Other Deferred Charges			214,000	142,000
Amortization expense, years two and three			208,000
Royalty rate			3.00%						12.00%
Employment Agreement term		4 years
Employee Agreement, annual base salary		350,000
Employee Agreement, discretionary bonus percentage		30.00%
Monthly rent expense					8,000
Lease extension term	1 year
Future renewed monthly rent expense	8,000
Rent expense			108,000	109,000
Upfront Fees And Connection Of First Amendment						225,000	225,000
Sales revenue			1,029,000	1,127,000
Cost of goods sold			$ 898,000	$ 737,000